Operating leases (Details) - Schedule of undiscounted cash flows	Dec. 31, 2022 USD ($)
Schedule of Undiscounted Cash Flows [Abstract]
2023	$ 92,684
2024	75,832
Total undiscounted operating lease payments	168,516
Less: imputed interest	(7,003)
Present value of operating lease liabilities	$ 161,513